Consolidated Statements of Changes in Contingently Redeemable Convertible Preferred Stock and Stockholders' Equity - USD ($) $ in Thousands	Total	Previously Reported	Preferred stock	Preferred stock Previously Reported	Preferred stock Retroactive application of the recapitalization	Common Stock	Common Stock Previously Reported	Common Stock Retroactive application of the recapitalization	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Retroactive application of the recapitalization	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Other Comprehensive Income
Beginning balance (in shares) at Dec. 31, 2020			10,826,000	6,766,000	4,060,000	157,786,000	98,607,000	59,179,000
Beginning balance at Dec. 31, 2020	$ 89,224	$ 89,224	$ 44,476	$ 44,476		$ 16	$ 1	$ 15	$ 163,952	$ 163,967	$ (15)	$ (74,744)	$ (74,744)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	3,435											3,435
Other comprehensive income	0
Stock-based compensation	2,724								2,724
Issuances of common stock warrants and options (in shares)						40,000
Issuances of common stock- warrants and options	496								496
Ending balance (in shares) at Jun. 30, 2021			10,826,000			157,826,000
Ending balance at Jun. 30, 2021	95,879		$ 44,476			$ 16			167,172			(71,309)
Beginning balance (in shares) at Dec. 31, 2020			10,826,000	6,766,000	4,060,000	157,786,000	98,607,000	59,179,000
Beginning balance at Dec. 31, 2020	89,224	$ 89,224	$ 44,476	$ 44,476		$ 16	$ 1	$ 15	163,952	$ 163,967	$ (15)	(74,744)	$ (74,744)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Costs attributable to issuance of common stock and equity instruments - Merger with XPDI	$ 16,600
Ending balance (in shares) at Dec. 31, 2021	271,576,000		10,826,000			271,576,000
Ending balance at Dec. 31, 2021	$ 1,341,210		$ 44,476			$ 27			1,379,581			(27,432)		$ (10,966)
Beginning balance (in shares) at Mar. 31, 2021			10,826,000			157,786,000
Beginning balance at Mar. 31, 2021	97,157		$ 44,476			$ 16			165,036			(67,895)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(3,414)											(3,414)
Other comprehensive income	0
Stock-based compensation	2,136								2,136
Issuances of common stock warrants and options (in shares)						40,000
Ending balance (in shares) at Jun. 30, 2021			10,826,000			157,826,000
Ending balance at Jun. 30, 2021	$ 95,879		$ 44,476			$ 16			167,172			(71,309)
Beginning balance (in shares) at Dec. 31, 2021	271,576,000		10,826,000			271,576,000
Beginning balance at Dec. 31, 2021	$ 1,341,210		$ 44,476			$ 27			1,379,581			(27,432)		(10,966)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(1,276,679)											(1,276,679)
Other comprehensive income	35,746													35,746
Stock-based compensation	136,065								136,065
Issuance of common stock- employee stock options (in shares)						1,321,000
Issuance of common stock - employee stock options	3,846								3,846
Issuance of common stock - restricted stock and restricted stock units (in shares)						34,202,000
Issuance of common stock - restricted stock and restricted stock units, net of shares withheld for tax withholding obligations	(29,277)					$ 4			(29,281)
Issuance of common stock - exercise of convertible notes (in shares)						197,000
Issuance of common stock - exercise of convertible notes	1,574								1,574
Issuance of common stock - exercise of warrants (in shares)						3,001,000
Conversion of contingently redeemable preferred stock to common stock (in shares)			(10,826,000)			10,826,000
Conversion of contingently redeemable preferred stock to common stock	44,476		$ (44,476)			$ 1			44,475
Issuances of common stock- Merger with XPDI (in shares)						30,778,000
Issuances of common stock - Merger with XPDI	163,459					$ 3			163,456
Issuances of common stock- vendor settlement (in shares)						1,580,000
Issuances of common stock - vendor settlement	12,674								12,674
Costs attributable to issuance of common stock and equity instruments - Merger with XPDI	$ (16,642)								(16,642)
Ending balance (in shares) at Jun. 30, 2022	353,481,000					353,481,000
Ending balance at Jun. 30, 2022	$ 416,452					$ 35			1,695,748			(1,304,111)		24,780
Beginning balance (in shares) at Mar. 31, 2022						324,564,000
Beginning balance at Mar. 31, 2022	1,126,710					$ 32			1,604,116			(493,636)		16,198
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(810,475)											(810,475)
Other comprehensive income	8,582													8,582
Stock-based compensation	115,492								115,492
Issuance of common stock- employee stock options (in shares)						1,321,000
Issuance of common stock - employee stock options	3,846								3,846
Issuance of common stock - restricted stock and restricted stock units (in shares)						27,399,000
Issuance of common stock - restricted stock and restricted stock units, net of shares withheld for tax withholding obligations	(29,277)					$ 3			(29,280)
Issuance of common stock - exercise of convertible notes (in shares)						197,000
Issuance of common stock - exercise of convertible notes	$ 1,574								1,574
Ending balance (in shares) at Jun. 30, 2022	353,481,000					353,481,000
Ending balance at Jun. 30, 2022	$ 416,452					$ 35			$ 1,695,748			$ (1,304,111)		$ 24,780